Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
As at 1 January	¥ 3,688,794
Share of (loss)/profit	43,552	¥ (12,561)
As at 31 December	4,452,044	3,688,794
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	190,697	236,983
Share of (loss)/profit	43,552	(12,561)
Cash dividends distribution	(22,000)	(33,725)
As at 31 December	¥ 212,249	¥ 190,697